MFS MUNICIPAL INCOME TRUST

FIRST AMENDMENT TO STATEMENT ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF REMARKETABLE VARIABLE RATE MUNIFUND TERM PREFERRED SHARES

WHEREAS, MFS Municipal Income Trust (the "Trust") issued Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051 (the "RVMTP Shares") pursuant to the Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate MuniFund Term Preferred Shares, dated as of July 20, 2021 (the "Statement") and Appendix A thereto related to the Series 2015 RVMTP Shares;

WHEREAS, the Statement permits the Board of Trustees of the Trust to amend the Statement, in certain cases such amendment to be contingent upon the approval of the Holders of RVMTP Shares;

WHEREAS, the Trustees desire to amend the Statement to amend and restate in its entirety Subsection 2.2(c)(ii) concerning the payment of dividends and distributions;

WHEREAS, the Fund has received the consent of the sole Designated Owner and Holder of the RVMTP Shares, which represent all the Remarketable Variable Rate MuniFund Term Preferred Shares issued and outstanding, to the amendment of the Statement as provided herein; and

WHEREAS, the Trustees have determined that the amendment of the Statement provided herein does not materially affect any preference, right or power of the Holders of RVMTP Shares.

Any capitalized term used herein but not defined herein shall have the meaning provided for such term in the Statement.

Amendment to the Statement

Effective December 7, 2022, Section 2.2(c)(ii) shall be deleted in its entirety and replaced with the following:

“For so long as any RVMTP Shares are Outstanding, the Fund shall not: (x) declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares, or (z) pay any proceeds of the liquidation of the Fund in respect of the Common Shares, unless, (1) in each case, (A) all cumulative dividends and other distributions on all RVMTP Shares and all other series of Preferred Shares ranking on a parity with the RVMTP Shares due on or prior to the date the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and Deposit Securities (in the case of the RVMTP Shares) or other sufficient securities or funds (in the case of other Preferred Shares, as applicable) for the payment thereof shall have been deposited irrevocably with the paying agent for such Preferred Shares) and (B) the Fund shall have deposited Deposit Securities pursuant to and in accordance with the requirements of Section 2.6(e)(ii) hereof with respect to Outstanding RVMTP Shares of any Series to be redeemed pursuant to Section 2.6(a) or Section 2.6(b) hereof for which a Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms hereof on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition; and (2) in the case of any action described in clause (x) or (y) of this Section 2.2(c)(ii), immediately thereafter, the Fund shall have 1940 Act Asset Coverage of at least 215% after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds.”

[Signature Page Follows]

IN WITNESS WHEREOF, MFS Municipal Income Trust has caused this First Amendment to the Statement to be signed on December 7, 2022, in its name and on its behalf by a duly authorized officer.  The Declaration is on file with the Secretary of The Commonwealth of Massachusetts, and the said officer of the Fund has executed this Statement as an officer and not individually, and the obligations and rights of the Fund set forth in this Statement are not binding upon any such officer, or the trustees of the Fund or shareholders of the Fund, individually, but are binding only upon the assets and property of the Fund.

MFS Municipal Income Trust

By:   /s/ William B. Wilson

Name: William B. Wilson

Title:   Assistant Secretary